Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Summary of property, plant and equipment

	Plant and	Leasehold	Assets under	Office
	Machinery	improvements	construction	equipment	Vehicles	Total
	£ 000	£ 000	£ 000	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2024	465	3,347	612	1,137	120	5,681
Additions	4	401	—	23	—	428
Transfers	—	578	(612)	34	—	—
Disposals	(75)	(139)	—	(119)	—	(333)
At December 31, 2024	394	4,187	—	1,075	120	5,776
Additions	—	242	—	48	—	290
Transfers	—	—	—	—	—	—
Disposals	—	—	—	(176)	—	(176)
At December 31, 2025	394	4,429	—	947	120	5,890
Accumulated depreciation
At January 1, 2024	69	1,059	—	722	10	1,860
Charge for the year	93	706	—	277	12	1,088
Depreciation on disposals	(23)	(112)	—	(115)	—	(250)
At December 31, 2024	139	1,653	—	884	22	2,698
Charge for the year	78	725	—	150	12	965
Depreciation on disposals	—	—	—	(167)	—	(167)
At December 31, 2025	217	2,378	—	867	34	3,496
Net book value
At December 31, 2024	255	2,534	—	191	98	3,078
At December 31, 2025	177	2,051	—	80	86	2,394